Inventories - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Impairment loss on inventories	$ 3,079,997	$ 0	$ 3,772,066	$ 18,962,254